FORM 13F COVER PAGE

"Report for the Calander Year or Quarter ended: September 30, 2008"

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the person signing
"the report is authorized to submit it, that all information contained" "herein is true, correct and complete, and that it is understood that" "all required items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Ellis
Title: Compliance Officer
Phone: 0044 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Ellis, London United Kingdom, October 3 2008"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this
" report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 59
"Form 13F Information Table Value Total: $381,266 (thousands)"

FORM 13F INFORMATION TABLE

AMERICAN EXPRESS CO	COM	025816109	673	19000	SH		Sole		19000	0	0
AMGEN INC	COM	031162100	2566	43345	SH		Sole		43345	0	0
ANNALY CAP MGMT INC	COM	035710409	110322	8044930	SH		Sole		8044930	0	0
BARRICK GOLD CORP	COM	067901108	22075	601581	SH		Sole		601581	0	0
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	5222	40	SH		Sole		40	0	0
BERKSHIRE HATHAWAY INC DEL	CL B	084670207	255	58	SH		Sole		58	0	0
BRITISH SKY BROADCASTING GRP	SPON ADR	111013108	448	15000	SH		Sole		15000	0	0
BROOKFIELD ASSET MGMT	CL A LTD VT SH	112585104	879	32000	SH		Sole		32000	0	0
BURLINGTON NORTHN SANTA FE CP	COM	12189T104	1757	19000	SH		Sole		19000	0	0
CAMPBELL SOUP CO	COM	134429109	1546	40000	SH		Sole		40000	0	0
CHIMERA INVT CORP	COM	16934Q109	1863	300000	SH		Sole		300000	0	0
Chunghwa Telecom	SPON ADR NEW	17133Q304	1907	80800	SH		Sole		80800	0	0
CISCO SYS INC	COM	17275R102	205	9090	SH		Sole		9090	0	0
Clean Deisel Tech	COM NEW	18449C302	4393	1205197	SH		Sole		1205197	0	0
Coeur D Alene Mines Corp	COM	192108108	3454	2272635	SH		Sole		2272635	0	0
COMCAST CORP NEW	CL A	20030N101	1276	65000	SH		Sole		65000	0	0
COSTCO WHSL CORP NEW	COM	22160K105	779	12000	SH		Sole		12000	0	0
DEL MONTE FOODS CO	COM	24522P103	545	70000	SH		Sole		70000	0	0
DELL INC	COM	24702R101	1383	84000	SH		Sole		84000	0	0
DEVON ENERGY CORP NEW	COM	25179M103	548	6000	SH		Sole		6000	0	0
DR PEPPER SNAPPLE GROUP INC	COM	26138E109	275	10382	SH		Sole		10382	0	0
DRDGOLD LIMITED	SPON ADR NEW	26152H301	493	110700	SH		Sole		110700	0	0
EBAY INC	COM	278642103	672	30000	SH		Sole		30000	0	0
ENCANA CORP	COM	292505104	1636	25303	SH		Sole		25303	0	0
ENERGYSOLUTIONS INC	DEPOSITARY SH	292756202	652	65000	SH		Sole		65000	0	0
EXTERRAN HLDGS INC	COM	30225X103	478	15000	SH		Sole		15000	0	0
FAIRFAX FINL HLDGS LTD	SUB VTG	303901102	1074	3300	SH		Sole		3300	0	0
GENERAL ELECTRIC CO	COM	369604103	417	16300	SH		Sole		16300	0	0
Gold Fields Ltd New	SPON ADR	38059T106	14195	1477100	SH		Sole		1477100	0	0
GOLDEN STAR RES LTD CDA	COM	38119T104	762	495000	SH		Sole		495000	0	0
GOLDMAN SACHS GROUP INC	COM	38141G104	960	7500	SH		Sole		7500	0	0
IAMGOLD CORP	COM	450913108	1271	225000	SH		Sole		225000	0	0
INTEL CORP	COM	458140100	3039	162330	SH		Sole		162330	0	0
INTERNATIONAL BUSINESS MACHS	COM	459200101	341	2927	SH		Sole		2927	0	0
JOHNSON & JOHNSON	COM	478160104	42461	613720	SH		Sole		613720	0	0
JPMORGAN & CHASE & CO	COM	46625H100	1252	26750	SH		Sole		26750	0	0
KIMBERLY CLARK CORP	COM	494368103	245	3780	SH		Sole		3780	0	0
KRAFT FOODS INC	CL A	50075N104	94568	2891071	SH		Sole		2891071	0	0
LEUCADIA NATL CORP	COM	527288104	1059	23000	SH		Sole		23000	0	0
MANULIFE FINL CORP	COM	56501R106	205	5573	SH		Sole		5573	0	0
MARSH & MCLENNAN COS INC	COM	571748102	737	23152	SH		Sole		23152	0	0
MCDONALDS CORP	COM	580135101	462	7500	SH		Sole		7500	0	0
MEDTRONIC INC	COM	585055106	1327	26500	SH		Sole		26500	0	0
MGT CAPITAL INVTS INC	COM	55302P103	360	237160	SH		Sole		237160	0	0
MYLAN INC	COM	628530107	513	45000	SH		Sole		45000	0	0
MYLAN INC	PFD CONV	628530206	1647	2100	SH		Sole		2100	0	0
NDS GROUP PLC	SPONSORED ADR	628891103	7259	130000	SH		Sole		130000	0	0
NEWMONT MINING CORP	COM	651639106	27179	701435	SH		Sole		701435	0	0
NORTHERN TR CORP	COM	665859104	649	10000	SH		Sole		10000	0	0
NRG ENERGY INC	COM NEW	629377508	2552	103000	SH		Sole		103000	0	0

PEPSICO INC	COM	713448108	356	5000	SH		Sole		5000	0	0
PHILIP MORRIS INTL INC	COM	718172109	2890	60000	SH		Sole		60000	0	0
REDWOOD TR INC	COM	758075402	546	25000	SH		Sole		25000	0	0
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	395	6895	SH		Sole		6895	0	0
SCHLUMBERGER LTD	COM	806857108	312	4000	SH		Sole		4000	0	0
United Micro Corp	SPON ADR NEW	910873405	549	281730	SH		Sole		281730	0	0
WAL MART STORES INC	COM	931142103	2064	34500	SH		Sole		34500	0	0
WALGREEN CO	COM	931422109	2708	87500	SH		Sole		87500	0	0
WYETH	COM	983024100	610	16500	SH		Sole		16500	0	0